Intangible Assets - Schedule of Intangible Assets (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Less: Impairment
Total	509,500	509,500	$ 100,000
Purchased Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	100,000	100,000
Discord Server [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	249,500	249,500
Right of Literary Work Entitled [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 160,000	$ 160,000